Note 9 - Finance Income and Expense	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
9.

Finance income and expense

(US dollars in thousands)	2019	2018	2017
Finance income
Interest received	4	9	13

Finance expense
Related party loan interest payable	1,588	1,636	171
Convertible loan notes and preference shares interest payable	1,284	1,220	358
Financing agreement finance cost payable	206	217	-
Debtor invoice finance cost payable	164	-	-
Finance lease interest payable	1	55	-
Bank interest payable	-	17	5
Foreign exchange losses	-	93	2
Other finance costs	-	157	58
Total	3,243	3,395	600